INCOME TAXES - PRC (Details)	12 Months Ended
Oct. 31, 2021
HK
Reconciliations of the statutory income tax rate and the Company's effective income tax rate
Income tax calculated at statutory rate	16.50%
China
Reconciliations of the statutory income tax rate and the Company's effective income tax rate
Income tax calculated at statutory rate	25.00%